Victory Integrity Small-Cap Value Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 2000® Value Index reflects no deduction for fees, expenses or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.05%	7.29%	7.14%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(1.54%)	7.31%	6.21%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(5.58%)	4.32%	4.20%
Class A | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.44%	5.33%	4.61%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	2.60%	7.66%	6.22% [1]
Class R
Prospectus [Line Items]
Average Annual Return, Percent	4.09%	8.28%	6.56%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	4.90%	9.13%	7.39%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	4.85%	9.02%	7.25%

[1]	Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.